Pensions and other post retirement benefits - Change in the present value of defined benefit obligations (including unfunded obligations) (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Net defined benefit (liability) asset, beginning balance	£ (218)	£ (263)	£ (1,933)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(178)	(193)	(193)
Net interest cost	(23)	(22)	(65)
Past service credit – redundancies	0	7	1
Special termination benefit cost – redundancies	(2)	(55)	(9)
Past service cost – augmentations	0	(5)	(1)
Past service cost – plan amendments¹	0	(34)	0
Exchange adjustments	(97)	(101)	175
Net defined benefit (liability) asset, ending balance	(953)	(218)	(263)
Present value of defined benefit obligation
Disclosure of operating segments [line items]
Net defined benefit (liability) asset, beginning balance	(24,939)	(24,054)	(26,230)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(178)	(193)	(193)
Net interest cost	(751)	(771)	(775)
Actuarial gains/(losses) – experience	148	(69)	(100)
Actuarial gains – demographic assumptions	452	266	671
Actuarial (losses)/gains – financial assumptions	(84)	(619)	174
Past service credit – redundancies	0	7	1
Special termination benefit cost – redundancies	(2)	(55)	(9)
Past service cost – augmentations	0	(5)	(1)
Past service cost – plan amendments¹	0	(34)	0
Medicare subsidy received	(22)	(19)	(21)
Employee contributions	(1)	(1)	(1)
Benefits paid	1,282	1,376	1,285
Exchange adjustments	(531)	(768)	1,145
Net defined benefit (liability) asset, ending balance	(24,626)	(24,939)	(24,054)
UK | Pensions
Disclosure of operating segments [line items]
Net defined benefit (liability) asset, beginning balance	1,231	1,104	(156)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(33)	(41)	(49)
Net interest cost	31	31	(3)
Past service credit – redundancies	0	7	1
Special termination benefit cost – redundancies	(2)	(55)	(9)
Past service cost – augmentations	0	(5)	(1)
Past service cost – plan amendments¹	0	(34)	0
Exchange adjustments	0	0	0
Net defined benefit (liability) asset, ending balance	1,520	1,231	1,104
UK | Present value of defined benefit obligation | Pensions
Disclosure of operating segments [line items]
Net defined benefit (liability) asset, beginning balance	(14,276)	(14,226)	(15,645)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(33)	(41)	(49)
Net interest cost	(335)	(358)	(366)
Actuarial gains/(losses) – experience	113	(56)	(95)
Actuarial gains – demographic assumptions	140	224	565
Actuarial (losses)/gains – financial assumptions	798	(568)	604
Past service credit – redundancies	0	7	1
Special termination benefit cost – redundancies	(2)	(55)	(9)
Past service cost – augmentations	0	(5)	(1)
Past service cost – plan amendments¹	0	(34)	0
Medicare subsidy received	0	0	0
Employee contributions	(1)	(1)	(1)
Benefits paid	752	837	770
Exchange adjustments	0	0	0
Net defined benefit (liability) asset, ending balance	(12,844)	(14,276)	(14,226)
US | Pensions
Disclosure of operating segments [line items]
Net defined benefit (liability) asset, beginning balance	(509)	(552)	(728)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(100)	(104)	(98)
Net interest cost	(21)	(21)	(27)
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – augmentations	0	0	0
Past service cost – plan amendments¹	0	0	0
Exchange adjustments	(42)	(42)	75
Net defined benefit (liability) asset, ending balance	(1,113)	(509)	(552)
US | Other post-retirement benefits
Disclosure of operating segments [line items]
Net defined benefit (liability) asset, beginning balance	(940)	(815)	(1,049)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(45)	(48)	(46)
Net interest cost	(33)	(32)	(35)
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – augmentations	0	0	0
Past service cost – plan amendments¹	0	0	0
Exchange adjustments	(55)	(59)	100
Net defined benefit (liability) asset, ending balance	(1,360)	(940)	(815)
US | Present value of defined benefit obligation | Pensions
Disclosure of operating segments [line items]
Net defined benefit (liability) asset, beginning balance	(7,155)	(6,582)	(7,050)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(100)	(104)	(98)
Net interest cost	(280)	(277)	(273)
Actuarial gains/(losses) – experience	(45)	(52)	(38)
Actuarial gains – demographic assumptions	78	0	30
Actuarial (losses)/gains – financial assumptions	(595)	(24)	(279)
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – augmentations	0	0	0
Past service cost – plan amendments¹	0	0	0
Medicare subsidy received	0	0	0
Employee contributions	0	0	0
Benefits paid	374	398	362
Exchange adjustments	(362)	(514)	764
Net defined benefit (liability) asset, ending balance	(8,085)	(7,155)	(6,582)
US | Present value of defined benefit obligation | Other post-retirement benefits
Disclosure of operating segments [line items]
Net defined benefit (liability) asset, beginning balance	(3,508)	(3,246)	(3,535)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	(45)	(48)	(46)
Net interest cost	(136)	(136)	(136)
Actuarial gains/(losses) – experience	80	39	33
Actuarial gains – demographic assumptions	234	42	76
Actuarial (losses)/gains – financial assumptions	(287)	(27)	(151)
Past service credit – redundancies	0	0	0
Special termination benefit cost – redundancies	0	0	0
Past service cost – augmentations	0	0	0
Past service cost – plan amendments¹	0	0	0
Medicare subsidy received	(22)	(19)	(21)
Employee contributions	0	0	0
Benefits paid	156	141	153
Exchange adjustments	(169)	(254)	381
Net defined benefit (liability) asset, ending balance	£ (3,697)	£ (3,508)	£ (3,246)